Loans and Allowance for Credit Losses (Credit Quality Indicators of Loans and Year of Origination by Class) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	¥ 112,704,276	¥ 115,674,650
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
Total	6,378,200
Commercial
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	18,453,877	29,805,641
2019	14,031,765	10,256,709
2018	8,729,077	9,410,172
2017	7,934,655	5,360,221
2016	4,617,515	4,736,515
Prior	10,141,926	6,945,092
Revolving loans amortized cost basis	19,085,841	19,401,336
Revolving loans converted to term loans amortized cost basis	3,618	9,776
Total	82,998,274	85,925,462
Commercial | Domestic
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	13,682,280	22,402,694
2019	9,706,901	6,392,946
2018	5,701,452	6,126,746
2017	5,531,710	3,840,964
2016	3,431,971	3,649,145
Prior	8,069,620	5,286,408
Revolving loans amortized cost basis	6,836,453	6,934,308
Revolving loans converted to term loans amortized cost basis	0	0
Total	52,960,387	54,633,211
Commercial | Domestic | Normal
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	13,476,976	21,936,776
2019	9,379,217	6,058,126
2018	5,374,910	5,915,318
2017	5,347,194	3,666,734
2016	3,288,990	3,551,332
Prior	7,592,772	4,847,597
Revolving loans amortized cost basis	6,511,649	6,604,586
Revolving loans converted to term loans amortized cost basis	0	0
Total	50,971,708	52,580,469
Commercial | Domestic | Close Watch
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	187,910	431,223
2019	303,221	319,073
2018	311,227	195,630
2017	172,855	162,176
2016	128,990	74,698
Prior	348,587	317,622
Revolving loans amortized cost basis	302,139	306,236
Revolving loans converted to term loans amortized cost basis	0	0
Total	1,754,929	1,806,658
Commercial | Domestic | Likely to become Bankrupt or Legally/Virtually Bankrupt
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	17,394	34,695
2019	24,463	15,747
2018	15,315	15,798
2017	11,661	12,054
2016	13,991	23,115
Prior	128,261	121,189
Revolving loans amortized cost basis	22,665	23,486
Revolving loans converted to term loans amortized cost basis	0	0
Total	233,750	246,084
Commercial | Foreign
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	4,771,597	7,402,947
2019	4,324,864	3,863,763
2018	3,027,625	3,283,426
2017	2,402,945	1,519,257
2016	1,185,544	1,087,370
Prior	2,072,306	1,658,684
Revolving loans amortized cost basis	12,249,388	12,467,028
Revolving loans converted to term loans amortized cost basis	3,618	9,776
Total	30,037,887	31,292,251
Commercial | Foreign | Normal
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	4,629,791	7,158,793
2019	4,176,598	3,704,240
2018	2,943,456	3,155,261
2017	2,301,257	1,423,064
2016	1,102,141	1,032,052
Prior	1,948,945	1,534,943
Revolving loans amortized cost basis	12,074,150	12,231,018
Revolving loans converted to term loans amortized cost basis	3,618	9,776
Total	29,179,956	30,249,147
Commercial | Foreign | Close Watch
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	109,375	200,305
2019	104,006	118,027
2018	68,176	91,867
2017	72,739	60,422
2016	48,437	51,433
Prior	72,635	69,436
Revolving loans amortized cost basis	140,307	197,405
Revolving loans converted to term loans amortized cost basis	0	0
Total	615,675	788,895
Commercial | Foreign | Likely to become Bankrupt or Legally/Virtually Bankrupt
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	32,431	43,849
2019	44,260	41,496
2018	15,993	36,298
2017	28,949	35,771
2016	34,966	3,885
Prior	50,726	54,305
Revolving loans amortized cost basis	34,931	38,605
Revolving loans converted to term loans amortized cost basis	0	0
Total	242,256	254,209
Residential
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	341,196	623,328
2019	607,300	847,314
2018	825,437	822,883
2017	798,135	892,166
2016	862,156	1,304,110
Prior	9,504,401	8,660,022
Revolving loans amortized cost basis	30,350	32,984
Revolving loans converted to term loans amortized cost basis	8	8
Total	12,968,983	13,182,815
Residential | Accrual
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	341,125	623,035
2019	607,036	846,787
2018	824,939	822,411
2017	797,610	891,407
2016	861,322	1,302,427
Prior	9,448,841	8,599,621
Revolving loans amortized cost basis	28,306	30,897
Revolving loans converted to term loans amortized cost basis	0	0
Total	12,909,179	13,116,585
Residential | Nonaccrual
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	71	293
2019	264	527
2018	498	472
2017	525	759
2016	834	1,683
Prior	55,560	60,401
Revolving loans amortized cost basis	2,044	2,087
Revolving loans converted to term loans amortized cost basis	8	8
Total	59,804	66,230
Card
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	1	14
2019	75	96
2018	149	171
2017	188	304
2016	299	110
Prior	520	513
Revolving loans amortized cost basis	404,682	417,804
Revolving loans converted to term loans amortized cost basis	62,406	60,284
Total	468,320	479,296
Card | Accrual
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	0	1
2019	4	10
2018	10	13
2017	11	19
2016	16	7
Prior	55	79
Revolving loans amortized cost basis	391,619	404,301
Revolving loans converted to term loans amortized cost basis	14,882	14,666
Total	406,597	419,096
Card | Nonaccrual
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	1	13
2019	71	86
2018	139	158
2017	177	285
2016	283	103
Prior	465	434
Revolving loans amortized cost basis	13,063	13,503
Revolving loans converted to term loans amortized cost basis	47,524	45,618
Total	61,723	60,200
MUAH
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	957,613	1,406,996
2019	1,218,450	1,366,930
2018	1,192,906	915,570
2017	795,520	861,742
2016	715,342	770,568
Prior	1,761,857	1,291,561
Revolving loans amortized cost basis	2,060,216	1,882,377
Revolving loans converted to term loans amortized cost basis	0	0
Total	8,701,904	8,495,744
MUAH | Accrual | Credit Quality Based on the Number of Delinquencies
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	521,772	472,892
2019	439,777	608,580
2018	437,123	324,369
2017	225,583	552,380
2016	410,915	516,051
Prior	942,916	656,087
Revolving loans amortized cost basis	120,864	130,514
Revolving loans converted to term loans amortized cost basis	0	0
Total	3,098,950	3,260,873
MUAH | Nonaccrual | Credit Quality Based on the Number of Delinquencies
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	0	0
2019	0	725
2018	332	518
2017	332	1,139
2016	995	1,035
Prior	14,265	14,801
Revolving loans amortized cost basis	663	828
Revolving loans converted to term loans amortized cost basis	0	0
Total	16,587	19,046
MUAH | Pass | Credit Quality Based on Internal Credit Ratings
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	428,211	920,959
2019	758,437	707,841
2018	707,238	486,354
2017	483,020	287,316
2016	286,292	236,715
Prior	736,337	542,634
Revolving loans amortized cost basis	1,853,100	1,625,799
Revolving loans converted to term loans amortized cost basis	0	0
Total	5,252,635	4,807,618
MUAH | Special Mention | Credit Quality Based on Internal Credit Ratings
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	442	4,865
2019	5,087	31,361
2018	31,847	49,784
2017	25,655	14,904
2016	14,597	9,522
Prior	13,491	30,015
Revolving loans amortized cost basis	58,829	76,487
Revolving loans converted to term loans amortized cost basis	0	0
Total	149,948	216,938
MUAH | Classified | Credit Quality Based on Internal Credit Ratings
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	7,188	8,280
2019	15,149	18,423
2018	16,366	54,545
2017	60,930	6,003
2016	2,543	7,245
Prior	54,848	48,024
Revolving loans amortized cost basis	26,760	48,749
Revolving loans converted to term loans amortized cost basis	0	0
Total	183,784	191,269
Krungsri
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	640,591	1,316,031
2019	1,115,181	1,197,815
2018	1,041,784	958,241
2017	834,107	506,919
2016	398,161	285,427
Prior	572,795	402,752
Revolving loans amortized cost basis	1,950,932	1,922,946
Revolving loans converted to term loans amortized cost basis	15,320	14,514
Total	6,568,871	6,604,645
Krungsri | Performing
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	616,680	1,251,246
2019	1,034,730	1,086,710
2018	918,713	855,915
2017	724,790	434,818
2016	328,519	241,811
Prior	443,815	314,114
Revolving loans amortized cost basis	1,780,963	1,754,840
Revolving loans converted to term loans amortized cost basis	0	0
Total	5,848,210	5,939,454
Krungsri | Under-Performing
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	20,246	52,821
2019	64,569	85,408
2018	97,874	74,848
2017	84,307	57,314
2016	56,641	31,886
Prior	90,904	57,129
Revolving loans amortized cost basis	148,905	144,447
Revolving loans converted to term loans amortized cost basis	0	0
Total	563,446	503,853
Krungsri | Non-Performing
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	3,665	11,964
2019	15,882	25,697
2018	25,197	27,478
2017	25,010	14,787
2016	13,001	11,730
Prior	38,076	31,509
Revolving loans amortized cost basis	21,064	23,659
Revolving loans converted to term loans amortized cost basis	15,320	14,514
Total	157,215	161,338
Other
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	248,301	338,342
2019	191,687	164,650
2018	121,279	84,115
2017	58,672	37,394
2016	28,283	11,030
Prior	19,768	8,538
Revolving loans amortized cost basis	329,934	342,619
Revolving loans converted to term loans amortized cost basis	0	0
Total	997,924	986,688
Other | Accrual
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	248,155	335,830
2019	181,373	159,363
2018	118,153	79,608
2017	56,396	35,366
2016	27,053	10,556
Prior	18,866	8,201
Revolving loans amortized cost basis	319,911	331,197
Revolving loans converted to term loans amortized cost basis	0	0
Total	969,907	960,121
Other | Nonaccrual
Financing Receivables Credit Quality Indicator By Year Of Origination [Line Items]
2020	146	2,512
2019	10,314	5,287
2018	3,126	4,507
2017	2,276	2,028
2016	1,230	474
Prior	902	337
Revolving loans amortized cost basis	10,023	11,422
Revolving loans converted to term loans amortized cost basis	0	0
Total	¥ 28,017	¥ 26,567